INVESTMENTS IN AND ADVANCES TO AFFILIATES (Tables)	12 Months Ended
Mar. 31, 2012
Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Kyocera’s investments in and advances to affiliates	¥671	¥1,184
Kyocera’s trade receivables from affiliates	132	1,048

Income Statement Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥(18,150)	¥83	¥(279)
Kyocera’s sales to affiliates	18,617	314	661